Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 517,131,477.61
Previously Paid Amount	71,406.16
Total Fee Amount	71,415.87
Total Offset Amount	0.00
Net Fee	$ 9.71
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A